Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000005505 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000005505 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005505 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000005505 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005505 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000005505 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005505 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000005505 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005505 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000005505 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005505 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000005505 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000005505 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000005505 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005505 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005505 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049242 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000049242 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000049242 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049242 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049242 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049242 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000049242 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049242 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000049242 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000049242 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049242 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000049242 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000049242 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000049242 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049242 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049242 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049243 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000049243 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000049243 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000049243 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000049243 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000049243 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000049243 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000049243 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000049243 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000049243 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000049243 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000049243 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000049243 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000049243 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000049243 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000049243 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244828 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000244828 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000244828 | T. Rowe Price New Income Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000244828 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244828 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000244828 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244828 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244828 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244828 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000244828 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244828 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000244828 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000244828 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000244828 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244828 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244828 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.70%